Schedule of income tax (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Notes and other explanatory information [abstract]
- current year provision	$ 968,491	$ 7,522,946	$ 6,407,506	$ 6,113,619
- prior year (over)/under provision	(1,278)	(9,923)	(1,049)	48,364
Current tax - Taiwan	743	5,775		29,431
Total current tax	967,956	7,518,798	6,406,457	6,191,414
Deferred tax (Note 14)	(618,598)	(4,805,091)	1,251,531	(1,811,065)
Total tax expenses for the year	$ 349,358	$ 2,713,707	$ 7,657,988	$ 4,380,349